Investments in Other Companies	12 Months Ended
Dec. 31, 2025
Investments in Other Companies [Abstract]
Investments in Other Companies
12.	Investments in Other Companies:

(a)	At the end of each year, investments are presented according to the following detail:

		Ownership Interest %		Assets
Company	Shareholder	2025	2024	2025	2024
		%	%	MCh$	MCh$
Associates
Transbank S.A.	Banco de Chile	26.16	26.16	44,601	38,660
Redbanc S.A.	Banco de Chile	38.13	38.13	6,685	5,447
Centro de Compensación Automatizado S.A.	Banco de Chile	33.33	33.33	6,296	6,784
Sociedad Interbancaria de Depósito de Valores S.A.	Banco de Chile	26.81	26.81	3,078	2,704
Administrador Financiero de Transantiago S.A.	Banco de Chile	20.00	20.00	2,101	2,210
Servicios de Infraestructura de Mercado OTC S.A.	Banco de Chile	12.33	12.33	1,861	1,902
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Banco de Chile	15.00	15.00	1,511	1,312
Subtotal Associates				66,133	59,019

Joint Ventures
Servipag Ltda.	Banco de Chile	50.00	50.00	9,695	8,258
Subtotal				9,695	8,258

Total				75,828	67,277

(b)	The reconciliation between opening and ending balance of investments in other companies that are not consolidated in 2025, 2024 and 2023 is detailed as follows:

	2025	2024	2023
	MCh$	MCh$	MCh$
Balance as of January 1,	67,277	65,082	56,177
Share of profit or loss of companies with significant influence and joint control	11,983	8,730	13,409
Dividends received	(3,374)	(3,019)	(4,675)
Reclassification to non-current assets for sale	—	(1,572)	—
Other	(58)	(1,944)	171
Balance as of December 31,	75,828	67,277	65,082

(c)	During the year ended December 31, 2025 and 2024, no impairment has been recorded in these investments.
(d)	The total carrying amount of the Bank’s Associates and Joint Ventures as of December 31, 2025 and 2024 is explained as follows:

	Associates							Joint Ventures
	Centro de Compensación Automatizado S.A.	Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Sociedad Interbancaria de Depósito de Valores S.A.	Redbanc S.A.	Transbank S.A.	Administrador Financiero del Transantiago S.A.	Servicios de Infraestructura de Mercado OTC S.A.	Servipag Ltda.
December 2025	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Current assets	11,318	1,948	113	17,683	1,510,782	62,043	23,022	75,456
Non-current assets	11,014	9,512	11,382	12,516	126,168	814	12,510	19,150
Total Assets	22,332	11,460	11,495	30,199	1,636,950	62,857	35,532	94,606

Current liabilities	3,816	1,599	608	12,896	1,437,807	51,445	19,976	69,469
Non-current liabilities	229	259	—	108	29,243	1,659	536	5,748
Total Liabilities	4,045	1,858	608	13,004	1,467,050	53,104	20,512	75,217
Equity	18,287	9,602	10,887	17,195	169,900	9,753	15,011	19,389
Non-controlling interest	—	—	—	—	—	—	9	—
Total Liabilities and Equity	22,332	11,460	11,495	30,199	1,636,950	62,857	35,532	94,606

Operating income	23,082	7,748	2	63,621	895,308	5,236	8,782	42,073
Operating expenses	(15,635)	(6,054)	(54)	(59,339)	(725,117)	(2,654)	(9,302)	(39,118)
Other income (expenses)	602	364	2,045	137	(142,240)	696	741	839
Income before tax	8,049	2,058	1,993	4,419	27,951	3,278	221	3,794
Income tax	(2,027)	(477)	—	(1,064)	(5,853)	(773)	34	(920)
Income for the year	6,022	1,581	1,993	3,355	22,098	2,505	255	2,874

	Associates							Joint Ventures
	Centro de Compensación Automatizado S.A.	Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Sociedad Interbancaria de Depósito de Valores S.A.	Redbanc S.A.	Transbank S.A.	Administrador Financiero del Transantiago S.A.	Servicios de Infraestructura de Mercado OTC S.A.	Servipag Ltda.
December 2024	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Current assets	13,958	1,737	60	15,347	1,814,213	58,605	11,562	101,289
Non-current assets	9,462	8,223	10,036	14,062	161,533	887	11,538	21,034
Total Assets	23,420	9,960	10,096	29,409	1,975,746	59,492	23,100	122,323

Current liabilities	3,585	1,120	551	13,366	1,811,753	46,985	7,285	98,808
Non-current liabilities	43	384	—	1,932	17,176	2,371	748	6,999
Total Liabilities	3,628	1,504	551	15,298	1,828,929	49,356	8,033	105,807
Equity	19,792	8,456	9,545	14,111	146,817	10,136	15,058	16,516
Non-controlling interest	—	—	—	—	—	—	9	—
Total Liabilities and Equity	23,420	9,960	10,096	29,409	1,975,746	59,492	23,100	122,323

Operating income	21,282	6,651	9	60,139	888,114	5,023	8,979	44,161
Operating expenses	(14,545)	(5,843)	(54)	(58,167)	(722,391)	(2,541)	(8,557)	(40,929)
Other income (expenses)	741	390	1,848	234	(154,142)	1,424	1,002	1,185
Income before tax	7,478	1,198	1,803	2,206	11,581	3,906	1,424	4,417
Income tax	(1,853)	(231)	—	(467)	(1,736)	(855)	(202)	(1,066)
Income for the year	5,625	967	1,803	1,739	9,845	3,051	1,222	3,351